Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events after the reporting period
Events after the reporting period

29. Events after the reporting period

On February 20 , 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend will be paid on March 27, 2024 to shareholders of record on March 13, 2024. On February 20, 2024, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend will be paid on March 27, 2024.